Employee Benefit Plan	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plan
11. Employee Benefit Plan
The Company implemented a 401(k) retirement savings and profit sharing plan (the “Plan”) effective January 1, 1999. During 2022, the Company commenced safe harbor matching contribution for up to 4% of eligible employee contributions. Total matching contribution under the Plan amounted to approximately $107,000 and $100,000 for the year ended December 31, 2023 and 2022, respectively.